Income Tax (Details) ¥ in Millions, $ in Millions						1 Months Ended		12 Months Ended
	Dec. 31, 2024	Nov. 09, 2022	Jan. 01, 2022	Oct. 25, 2021	Jan. 01, 2008	Jan. 31, 2022	Sep. 30, 2018	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023	Jun. 30, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Jun. 30, 2025 HKD ($)	Jun. 30, 2022 USD ($)
Income Tax [Line Items]
Tax rate percentage								25.00%	25.00%		25.00%
Enterprise income tax years								2 years
Reduction percentage								50.00%
Subsequent year								3 years
Preferential tax rate	5.00%			15.00%				15.00%		5.00%		2.50%	2.50%	5.00%	15.00%
New technology enterprise certificate effective for a period								3 years
Amount of taxable income not exceeding value (in Yuan Renminbi) | ¥														¥ 1.0
Accrued valuation allowance (in Dollars)								$ 17,462,079	$ 17,604,415		$ 10,497,506						$ 8,430,810
PRC tax years								5 years
Unrecognized uncertain tax positions (in Dollars)
VIE [Member]
Income Tax [Line Items]
Accrued valuation allowance (in Dollars)								$ 4,078,848	$ 10,497,506		$ 11,644,828
High and New Technology Enterprise [Member]
Income Tax [Line Items]
Preferential tax rate												15.00%
Hong Kong [Member]
Income Tax [Line Items]
Assessable profits amount (in Dollars)																$ 2.0
Percentage of assessable profits								8.25%
Assessable profits amount (in Dollars)																$ 2.0
Tax rate percentage								16.50%
Withholding tax rate								5.00%
PRC [Member]
Income Tax [Line Items]
Tax rate percentage					25.00%
Research and development expenses percentage						200.00%	175.00%
Withholding tax rate								10.00%
BaiJiaYun [Member]
Income Tax [Line Items]
Reduction percentage			50.00%
Nanjing Baijia Cloud Technology Co. Ltd [Member]
Income Tax [Line Items]
Reduction percentage								50.00%
Preferential tax rate														5.00%
Beijing Deran Technology Co., Ltd [Member]
Income Tax [Line Items]
Preferential tax rate														15.00%
Beijing Baishilian [Member]
Income Tax [Line Items]
Preferential tax rate													15.00%
Wuhan Baijiashilian Technology Co. Ltd [Member]
Income Tax [Line Items]
Preferential tax rate		15.00%
Baijiayun Information Technology Co Ltd And Baijia Cloud Technology Co Ltd [Member]
Income Tax [Line Items]
Preferential tax rate														5.00%
Guizhou Baijiayun Haoyu Xingchen Xian Baijiayun Henan Baijiayun And Baijiayun Wfoe [Member]
Income Tax [Line Items]
Preferential tax rate													2.50%
Guizhou BaiJiaYun , Haoyu Xingchen, BaiJiaYun WFOE, Nanning Baishilian, Shanghai Baishilian, Guangxi Weifang [Member]
Income Tax [Line Items]
Preferential tax rate										5.00%		2.50%